Long-term Investments - Summary of long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long-term Investments
Investments in equity method investees	¥ 5,239,242		¥ 3,776,245
Equity investments with readily determinable fair values	2,567,268		5,886,911
Equity investments without readily determinable fair values	10,463,304		8,802,976
Investments accounted for at fair values	246,073		194,280
Debt investments	28,471		144,490
Total	¥ 18,544,358	$ 2,688,679	¥ 18,804,902